Shareholders’ Equity (Details) - Schedule of Weighted-Average Assumptions for Options Granted to Employees and Non-Employees	6 Months Ended
Jun. 30, 2024 $ / shares
Schedule of Weighted-Average Assumptions for Options Granted to Employees and Non-Employees [Line Items]
Contractual period in years	10 years
Dividend yield	0.00%
Expected term	6 years 1 month 13 days
Minimum [Member]
Schedule of Weighted-Average Assumptions for Options Granted to Employees and Non-Employees [Line Items]
Volatility	45.90%
Risk free interest rate	4.20%
Exercise price (in Dollars per share)	$ 9.25
Fair value of Ordinary Share (in Dollars per share)	$ 9.25
Maximum [Member]
Schedule of Weighted-Average Assumptions for Options Granted to Employees and Non-Employees [Line Items]
Volatility	50.10%
Risk free interest rate	4.40%
Exercise price (in Dollars per share)	$ 11.53
Fair value of Ordinary Share (in Dollars per share)	$ 11.53